Financial Instruments and Risk Management (Market Risk - Terms of Derivative Financial Instruments Used to Hedge Interest Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 0	$ (3)
Stated amount	$ 250	$ 350
Maturity date (in years)	2019-2024	2018-2024
Interest rate range	1.7%-2.6%	1.36% - 2.6%
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ (1)	$ (1)
Stated amount	$ 334	$ 51
Maturity date (in years)	15/2/2019	15/8/2018
Interest rate range	1-month Libor	1-month Libor
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 15	$ 64
Stated amount	$ 486	$ 489
Maturity date (in years)	30/3/2024	1/3/2024
Interest rate range	2.45%-4.74%	2.45% - 4.74%